EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Basic
Net income (loss)	$ 883	$ (160)	$ 398	$ 434	$ 969	$ 1,722	$ 2,156	$ 1,579
Net Income (Loss) Attributable to Redeemable Noncontrolling Interest	23	6	45		30	45	45
Net income allocated to common shareholders	860	(154)	353	434	939	1,677	2,111	1,579
Weighted average common shares outstanding	3,881,917		3,350,672		3,737,468	3,350,672
Less: Average unallocated ESOP shares	(239,439)		(252,928)		(239,439)	(252,928)
Average participating shares	(100,624)	(134,119)	(133,548)		(113,805)	(82,183)	(61,753)
Average shares	3,541,854	3,350,672	2,964,196	3,372,375	3,384,224	3,015,561	3,359,638	3,372,375
Basic earnings (loss) per common share	$ 0.24	$ (0.05)	$ 0.12	$ 0.14	$ 0.28	$ 0.56	$ 0.69	$ 0.51
Diluted
Net income (loss)	$ 860	$ (154)	$ 353	$ 434	$ 939	$ 1,677	$ 2,111	$ 1,579
Weighted average common shares outstanding	3,541,854	3,350,672	2,964,196	3,372,375	3,384,224	3,015,561	3,359,638	3,372,375
Add: Dilutive effects of assumed exercises of stock options	0		0		0	0
Average shares and dilutive potential common shares	3,541,854	2,963,772	2,964,196	3,106,107	3,384,224	3,015,561	3,041,594	3,105,137
Diluted earnings (loss) per common share	$ 0.24	$ (0.05)	$ 0.12	$ 0.14	$ 0.28	$ 0.56	$ 0.69	$ 0.51
Employee Stock Option [Member]
Diluted
Antidilutive securities		300,000			299,500	300,000	290,000